Consolidated Schedule of Investments

March 31, 2023

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–35.95%
Belgium–0.20%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(a)	$1,605,000	$ 1,488,638

Bermuda–0.04%
Bacardi Ltd., 2.75%, 07/15/2026(a)	329,000	304,842

Brazil–0.30%
CSN Inova Ventures, 6.75%, 01/28/2028(a)	200,000	188,052
Suzano Austria GmbH, 2.50%, 09/15/2028	701,000	597,259
3.75%, 01/15/2031(b)	750,000	653,267
Vale Overseas Ltd., 6.88%, 11/10/2039	750,000	777,725
		2,216,303

Canada–1.22%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/2028(a)	87,000	80,995
3.50%, 02/15/2029(a)(b)	610,000	546,737
1375209 BC Ltd., 9.00%, 01/30/2028(a)	316,000	313,630
Enbridge, Inc., 5.97%, 03/08/2026	1,222,000	1,225,777
7.38%, 01/15/2083(c)	2,989,000	2,865,046
Enerflex Ltd., 9.00%, 10/15/2027(a)	766,000	745,674
Hudbay Minerals, Inc., 6.13%, 04/01/2029(a)	468,000	442,716
New Gold, Inc., 7.50%, 07/15/2027(a)	443,000	426,826
Parkland Corp., 4.50%, 10/01/2029(a)	487,000	433,318
Strathcona Resources Ltd., 6.88%, 08/01/2026(a)	247,000	196,669
TransAlta Corp., 7.75%, 11/15/2029	394,000	414,535
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(c)	1,455,000	1,358,257
		9,050,180

Chile–0.53%
AES Andes S.A., 6.35%, 10/07/2079(a)(c)	750,000	699,578
Kenbourne Invest S.A., 4.70%, 01/22/2028(a)	771,000	444,419
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(a)	2,900,000	2,740,500
		3,884,497

China–0.08%
Prosus N.V., 4.99%, 01/19/2052(a)	750,000	561,171

	Principal Amount	Value
Colombia–0.61%
Bancolombia S.A., 6.91%, 10/18/2027(c)	$2,350,000	$ 2,152,012
Colombia Government International Bond, 4.13%, 02/22/2042	1,475,000	959,737
Ecopetrol S.A., 5.38%, 06/26/2026	1,500,000	1,433,873
		4,545,622

Denmark–0.16%
Danske Bank A/S, 7.00%(a)(c)(d)	1,300,000	1,208,350

Dominican Republic–0.09%
Dominican Republic International Bond, 4.50%, 01/30/2030(a)	305,000	266,336
4.88%, 09/23/2032(a)	500,000	425,817
		692,153

Ecuador–0.04%
Ecuador Government International Bond, 5.50%, 07/31/2030(a)(e)	700,000	328,889

Egypt–0.13%
Egypt Government International Bond, 7.63%, 05/29/2032(a)	500,000	318,750
8.50%, 01/31/2047(a)	1,050,000	612,359
		931,109

France–1.67%
Altice France S.A., 8.13%, 02/01/2027(a)	463,000	429,016
5.13%, 07/15/2029(a)	448,000	337,546
5.50%, 10/15/2029(a)	315,000	241,150
BNP Paribas S.A., 7.38%(a)(c)(d)	3,700,000	3,520,883
6.63%(a)(c)(d)	600,000	566,442
7.75%(a)(c)(d)	750,000	719,775
BPCE S.A., 5.15%, 07/21/2024(a)	1,500,000	1,471,962
Credit Agricole S.A., 8.13%(a)(c)(d)	2,050,000	1,987,278
Iliad Holding S.A.S., 6.50%, 10/15/2026(a)	200,000	190,784
Iliad Holding S.A.S.U., 7.00%, 10/15/2028(a)	764,000	725,563
Societe Generale S.A., 7.38%(a)(c)(d)	750,000	679,506
4.75%(a)(c)(d)	1,050,000	811,402
9.38%(a)(c)(d)	671,000	636,611
		12,317,918

Guatemala–0.14%
CT Trust, 5.13%, 02/03/2032(a)	817,000	684,237
Guatemala Government Bond, 3.70%, 10/07/2033(a)	400,000	335,312
		1,019,549

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Hong Kong–0.78%
Melco Resorts Finance Ltd., 4.88%, 06/06/2025(a)	$3,750,000	$ 3,530,625
5.75%, 07/21/2028(a)	725,000	627,850
5.38%, 12/04/2029(a)	482,000	394,999
Prudential Funding Asia PLC, 4.88%(a)(d)	1,450,000	1,235,497
		5,788,971

India–0.86%
JSW Steel Ltd., 3.95%, 04/05/2027(a)	1,740,000	1,505,416
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	1,500,000	1,487,625
Network i2i Ltd., 5.65%(a)(c)(d)	450,000	429,750
3.98%(a)(c)(d)	450,000	396,242
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/2029(a)	1,500,000	1,328,102
Reliance Industries Ltd., 4.88%, 02/10/2045(a)	1,400,000	1,241,100
		6,388,235

Indonesia–1.56%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(a)	2,610,000	2,430,563
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	2,025,000	1,930,838
PT Freeport Indonesia, 6.20%, 04/14/2052(a)	1,300,000	1,192,737
PT Indonesia Asahan Aluminium (Persero), 4.75%, 05/15/2025(a)	2,950,000	2,908,578
PT Pertamina (Persero), 4.18%, 01/21/2050(a)	725,000	565,685
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(a)	1,500,000	1,437,750
4.38%, 02/05/2050(a)	1,400,000	1,060,652
		11,526,803

Iraq–0.06%
Iraq International Bond, 5.80%, 01/15/2028(a)	437,500	409,022

Ireland–0.52%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	750,000	868,837

	Principal Amount	Value
Ireland–(continued)
Coriolanus DAC, Series 116, 0.00%, 04/30/2025(a)(f)	$355,844	$ 339,704
Series 119, 0.00%, 04/30/2025(a)(f)	378,574	361,403
Series 120, 0.00%, 04/30/2025(a)(f)	473,880	452,386
Series 122, 0.00%, 04/30/2025(a)(f)	415,193	396,361
Series 124, 0.00%, 04/30/2025(a)(f)	333,470	318,345
Series 126, 0.00%, 04/30/2025(a)	373,058	356,137
Series 127, 0.00%, 04/30/2025(a)(f)	432,110	412,510
0.00%, 04/30/2025(a)(f)	339,138	323,756
		3,829,439

Italy–0.11%
Telecom Italia S.p.A., 5.30%, 05/30/2024(a)	827,000	811,242

Ivory Coast–0.12%
Ivory Coast Government International Bond, 5.38%, 07/23/2024(a)	900,000	878,256

Japan–0.04%
Nissan Motor Co. Ltd., 4.81%, 09/17/2030(a)	355,000	321,692

Luxembourg–0.05%
CSN Resources S.A., 5.88%, 04/08/2032(a)	450,000	368,571

Macau–0.55%
MGM China Holdings Ltd., 5.38%, 05/15/2024(a)	1,505,000	1,471,505
5.25%, 06/18/2025(a)	1,200,000	1,138,395
Studio City Finance Ltd., 5.00%, 01/15/2029(a)	400,000	307,514
Wynn Macau Ltd., 4.88%, 10/01/2024(a)	1,160,000	1,126,656
		4,044,070

Mexico–2.52%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(a)	656,000	531,012
Banco Mercantil del Norte S.A., 8.38%(a)(c)(d)	650,000	604,013
5.88%(a)(c)(d)	710,000	605,275
Braskem Idesa S.A.P.I., 7.45%, 11/15/2029(a)	1,450,000	1,165,651
6.99%, 02/20/2032(a)	893,000	674,748
Cemex S.A.B. de C.V., 5.13%(a)(c)(d)	965,000	864,833
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(a)	3,905,000	3,498,743
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	1,195,000	906,216

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Mexico–(continued)
Petroleos Mexicanos, 6.50%, 03/13/2027	$4,518,000	$ 4,109,880
8.75%, 06/02/2029(b)	3,000,000	2,792,875
7.69%, 01/23/2050	725,000	512,168
6.95%, 01/28/2060	825,000	533,908
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(a)	2,024,000	1,810,863
		18,610,185

Morocco–0.08%
OCP S.A., 3.75%, 06/23/2031(a)	750,000	616,388

Netherlands–0.72%
ING Groep N.V., 6.50%(b)(c)(d)	3,100,000	2,796,461
5.75%(c)(d)	2,900,000	2,511,386
VZ Secured Financing B.V., 5.00%, 01/15/2032(a)	45,000	36,759
		5,344,606

Nigeria–0.08%
Nigeria Government International Bond, 6.50%, 11/28/2027(a)	750,000	613,065

Oman–0.59%
Oman Government International Bond, 4.75%, 06/15/2026(a)	3,018,000	2,954,863
6.75%, 01/17/2048(a)	1,500,000	1,422,143
		4,377,006

Panama–0.08%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(a)	750,000	621,038

Peru–0.22%
Fondo MIVIVIENDA S.A., 4.63%, 04/12/2027(a)	1,712,000	1,628,728

Romania–0.11%
Romanian Government International Bond, 7.13%, 01/17/2033(a)	750,000	796,136

Supranational–0.11%
European Bank for Reconstruction and Development, 6.40%, 08/27/2025	800,000	837,672

Sweden–0.41%
Skandinaviska Enskilda Banken AB, 5.13%(a)(c)(d)	1,600,000	1,489,163
Swedbank AB, Series NC5, 5.63%(a)(c)(d)	1,600,000	1,528,843
		3,018,006

Switzerland–0.58%
Credit Suisse Group AG, 6.37%, 07/15/2026(a)(c)	375,000	363,336
6.54%, 08/12/2033(a)(c)	750,000	772,500
6.25%(a)(d)(g)	3,015,000	173,362
Credit Suisse USA, Inc., 7.13%, 07/15/2032	99,000	109,890

	Principal Amount	Value
Switzerland–(continued)
Swiss Re Finance (Luxembourg) S.A., 5.00%, 04/02/2049(a)(c)	$1,680,000	$ 1,581,371
UBS Group AG, 5.13%(a)(c)(d)	1,500,000	1,260,267
		4,260,726

Tanzania–0.18%
HTA Group Ltd., 7.00%, 12/18/2025(a)	1,370,000	1,303,350

Thailand–0.18%
GC Treasury Center Co. Ltd., 4.40%, 03/30/2032(a)	750,000	674,971
Muang Thai Life Assurance PCL, 3.55%, 01/27/2037(a)(c)	750,000	650,473
		1,325,444

Turkey–0.09%
Turkey Government International Bond, 4.88%, 04/16/2043	1,000,000	665,215

United Kingdom–1.34%
abrdn PLC, 4.25%, 06/30/2028(a)	675,000	600,750
BP Capital Markets PLC, 4.88%(c)(d)	455,000	414,903
British Telecommunications PLC, 4.25%, 11/23/2081(a)(c)	4,350,000	3,776,801
M&G PLC, 6.50%, 10/20/2048(a)(c)	375,000	371,416
NatWest Group PLC, 6.00%(b)(c)(d)	1,500,000	1,371,900
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	348,000	288,008
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(a)	130,000	121,210
Vodafone Group PLC, 3.25%, 06/04/2081(c)	2,743,000	2,329,111
4.13%, 06/04/2081(c)	769,000	608,087
		9,882,186

United States–18.60%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	1,159,000	1,138,387
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(a)(b)	2,010,000	2,014,332
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/2028(a)	280,000	277,138
Allison Transmission, Inc., 4.75%, 10/01/2027(a)	398,000	376,411
3.75%, 01/30/2031(a)	1,014,000	866,225
Ally Financial, Inc., 5.75%, 11/20/2025(b)	521,000	490,556
8.00%, 11/01/2031	254,000	266,919
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)	4,203,000	4,141,392
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(a)	502,000	457,611

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Apache Corp., 7.75%, 12/15/2029	$392,000	$ 412,858
4.25%, 01/15/2030	221,000	201,876
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	130,000	118,478
4.63%, 11/15/2029(a)(b)	331,000	296,695
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(a)	414,000	400,578
Bank of New York Mellon Corp. (The), Series I, 3.75%(c)(d)	206,000	170,383
Bausch Health Cos., Inc., 4.88%, 06/01/2028(a)	666,000	393,539
Becton, Dickinson and Co., 3.79%, 05/20/2050	1,163,000	945,018
Black Knight InfoServ LLC, 3.63%, 09/01/2028(a)	157,000	143,066
Callon Petroleum Co., 8.00%, 08/01/2028(a)(b)	422,000	418,455
Calpine Corp., 3.75%, 03/01/2031(a)	577,000	487,232
Camelot Finance S.A., 4.50%, 11/01/2026(a)	1,506,000	1,425,030
Carnival Corp., 10.50%, 02/01/2026(a)	1,544,000	1,610,137
4.00%, 08/01/2028(a)	482,000	415,424
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(a)	409,000	440,368
Carriage Services, Inc., 4.25%, 05/15/2029(a)	1,203,000	992,198
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(a)	95,000	83,574
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(a)	253,000	239,399
5.00%, 02/01/2028(a)	307,000	283,581
4.75%, 03/01/2030(a)	1,668,000	1,446,990
4.50%, 08/15/2030(a)(b)	2,186,000	1,849,651
4.50%, 05/01/2032	293,000	239,941
4.25%, 01/15/2034(a)	175,000	137,057
Celanese US Holdings LLC, 5.90%, 07/05/2024	1,883,000	1,884,562
Charles Schwab Corp. (The), Series G, 5.38%(b)(c)(d)	434,000	413,385
Citigroup, Inc., 7.38%(c)(d)	86,000	84,853
3.88%(c)(d)	97,000	82,159
Clarios Global L.P., 6.75%, 05/15/2025(a)	110,000	111,292
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(a)	519,000	469,874
Clearway Energy Operating LLC, 4.75%, 03/15/2028(a)	429,000	410,171
Community Health Systems, Inc., 8.00%, 03/15/2026(a)	1,837,000	1,777,297
8.00%, 12/15/2027(a)	585,000	567,333
5.25%, 05/15/2030(a)	341,000	267,804
4.75%, 02/15/2031(a)	227,000	167,821
Cox Communications, Inc., 2.95%, 10/01/2050(a)	956,000	614,219

	Principal Amount	Value
United States–(continued)
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(a)	$827,000	$ 844,284
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(b)	1,452,000	1,268,505
Crown Castle, Inc., 3.25%, 01/15/2051	1,300,000	896,765
CSC Holdings LLC, 5.50%, 04/15/2027(a)	304,000	256,312
4.50%, 11/15/2031(a)	1,140,000	823,046
5.00%, 11/15/2031(a)	200,000	101,518
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(a)	519,000	444,313
CVS Health Corp., 5.05%, 03/25/2048	1,500,000	1,404,703
DaVita, Inc., 3.75%, 02/15/2031(a)	290,000	229,019
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)	513,000	470,185
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	2,600,000	2,712,904
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(a)	393,248	386,892
DISH DBS Corp., 5.13%, 06/01/2029	538,000	287,066
DISH Network Corp., Conv., 3.38%, 08/15/2026	100,000	52,000
Diversified Healthcare Trust, 4.75%, 05/01/2024	247,000	222,731
9.75%, 06/15/2025	261,000	252,793
4.38%, 03/01/2031	194,000	139,183
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(a)	102,000	88,433
Encompass Health Corp., 4.50%, 02/01/2028	494,000	460,971
Energy Transfer L.P., 5.55%, 02/15/2028	506,000	514,314
5.75%, 02/15/2033	402,000	412,151
EnerSys, 4.38%, 12/15/2027(a)	635,000	591,864
EnPro Industries, Inc., 5.75%, 10/15/2026	901,000	877,304
Entegris Escrow Corp., 4.75%, 04/15/2029(a)	444,000	420,163
EQM Midstream Partners L.P., 7.50%, 06/01/2027(a)	148,000	148,736
6.50%, 07/01/2027(a)	384,000	372,607
EQT Corp., 5.68%, 10/01/2025	1,125,000	1,122,820
Everi Holdings, Inc., 5.00%, 07/15/2029(a)	508,000	452,712
Expedia Group, Inc., 2.95%, 03/15/2031	311,000	259,792
FedEx Corp., 4.05%, 02/15/2048	1,500,000	1,221,000
FirstCash, Inc., 5.63%, 01/01/2030(a)	466,000	430,523
FirstEnergy Corp., Series B, 4.15%, 07/15/2027	890,000	848,780

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Ford Motor Co., 3.25%, 02/12/2032	$509,000	$ 400,770
4.75%, 01/15/2043	241,000	185,141
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	4,704,000	4,611,073
3.38%, 11/13/2025	206,000	193,355
4.39%, 01/08/2026	288,000	273,663
5.11%, 05/03/2029	638,000	599,851
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/2025(a)	454,000	454,813
5.50%, 05/01/2028(a)	864,000	789,316
Freeport-McMoRan, Inc., 4.63%, 08/01/2030(b)	2,710,000	2,562,923
Gap, Inc. (The), 3.63%, 10/01/2029(a)	757,000	540,649
Gartner, Inc., 4.50%, 07/01/2028(a)(b)	371,000	352,511
3.63%, 06/15/2029(a)	447,000	399,263
3.75%, 10/01/2030(a)	109,000	97,939
General Motors Co., 6.80%, 10/01/2027	3,000,000	3,174,407
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025	150,000	145,436
6.25%, 05/15/2026	274,000	261,818
8.00%, 01/15/2027	386,000	382,067
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	452,000	434,275
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	1,010,000	890,517
HCA, Inc., 3.50%, 09/01/2030	465,000	414,483
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	615,000	609,394
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(a)	173,000	164,398
6.00%, 04/15/2030(a)	374,000	345,352
6.25%, 04/15/2032(a)	107,000	99,097
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	162,000	159,957
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(a)	505,000	476,710
HP, Inc., 4.75%, 01/15/2028	3,000,000	2,967,274
Hyundai Capital America, 5.50%, 03/30/2026(a)	3,000,000	3,006,245
Jabil, Inc., 3.00%, 01/15/2031	1,300,000	1,093,798
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(a)	489,000	438,369
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 02/01/2028(a)	1,105,000	1,069,204
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(a)	475,000	402,705
JPMorgan Chase & Co., Series FF, 5.00%(c)(d)	167,000	160,441
Kenvue, Inc., 5.05%, 03/22/2053(a)	857,000	883,958

	Principal Amount	Value
United States–(continued)
Kraft Heinz Foods Co. (The), 5.20%, 07/15/2045	$3,510,000	$ 3,406,486
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(a)	497,000	359,786
Lamar Media Corp., 4.88%, 01/15/2029(b)	764,000	719,684
4.00%, 02/15/2030(b)	1,402,000	1,243,013
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(a)	912,000	764,023
Level 3 Financing, Inc., 4.63%, 09/15/2027(a)	200,000	120,430
3.75%, 07/15/2029(a)	862,000	460,713
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	724,000	627,172
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	445,000	169,730
Macy’s Retail Holdings LLC, 4.30%, 02/15/2043	40,000	24,700
Marriott International, Inc., 5.00%, 10/15/2027(b)	1,122,000	1,125,173
Series FF, 4.63%, 06/15/2030	255,000	247,717
Series GG, 3.50%, 10/15/2032	3,640,000	3,193,736
Match Group Holdings II LLC, 4.63%, 06/01/2028(a)	743,000	690,990
Mativ Holdings, Inc., 6.88%, 10/01/2026(a)	2,198,000	2,013,472
Mattel, Inc., 6.20%, 10/01/2040	725,000	657,176
5.45%, 11/01/2041	725,000	611,175
Medline Borrower L.P., 3.88%, 04/01/2029(a)	495,000	429,987
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	1,171,000	789,371
NCL Corp. Ltd., 5.88%, 02/15/2027(a)	444,000	414,538
NCR Corp., 5.75%, 09/01/2027(a)	435,000	427,951
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	447,000	404,846
Netflix, Inc., 5.88%, 11/15/2028	387,000	407,646
5.38%, 11/15/2029(a)	450,000	457,594
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	224,000	193,962
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a)	240,000	225,545
Novelis Corp., 3.25%, 11/15/2026(a)	451,000	412,561
NRG Energy, Inc., 4.45%, 06/15/2029(a)	494,000	448,424
Occidental Petroleum Corp., 6.95%, 07/01/2024	78,000	79,052
8.50%, 07/15/2027	87,000	95,781
6.13%, 01/01/2031	180,000	186,933
6.20%, 03/15/2040	376,000	378,609

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
OneMain Finance Corp., 6.88%, 03/15/2025	$434,000	$ 420,980
7.13%, 03/15/2026	543,000	522,529
3.88%, 09/15/2028	274,000	217,522
5.38%, 11/15/2029	106,000	89,284
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(a)	140,000	125,890
Papa John’s International, Inc., 3.88%, 09/15/2029(a)	515,000	447,504
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	780,000	695,839
PNC Financial Services Group, Inc. (The), Series W, 6.25%(c)(d)	175,000	163,188
Prestige Brands, Inc., 3.75%, 04/01/2031(a)	492,000	417,457
Ritchie Bros. Holdings, Inc., 6.75%, 03/15/2028(a)(b)	786,000	810,429
7.75%, 03/15/2031(a)	210,000	220,347
Rockies Express Pipeline LLC, 4.95%, 07/15/2029(a)	207,000	184,680
4.80%, 05/15/2030(a)	445,000	391,044
6.88%, 04/15/2040(a)	351,000	293,392
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	413,000	369,288
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(a)	688,000	618,247
RR Donnelley & Sons Co., 8.25%, 07/01/2027	165,000	156,930
SBA Communications Corp., 3.88%, 02/15/2027	452,000	427,110
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	465,000	411,355
Seagate HDD Cayman, 4.13%, 01/15/2031	376,000	315,233
9.63%, 12/01/2032(a)	531,200	595,846
Select Medical Corp., 6.25%, 08/15/2026(a)(b)	427,000	414,619
Sempra Energy, 4.13%, 04/01/2052(c)	4,350,000	3,517,063
Sensata Technologies B.V., 5.00%, 10/01/2025(a)	427,000	424,310
Sensata Technologies, Inc., 3.75%, 02/15/2031(a)	668,000	585,101
Service Properties Trust, 5.50%, 12/15/2027	1,056,000	946,218
4.38%, 02/15/2030(b)	591,000	441,829
Sirius XM Radio, Inc., 3.13%, 09/01/2026(a)	463,000	418,114
Sonic Automotive, Inc., 4.63%, 11/15/2029(a)(b)	486,000	407,703
Southern Co. (The), Series B, 4.00%, 01/15/2051(c)	3,271,000	3,009,115
Series 21-A, 3.75%, 09/15/2051(c)	2,263,000	1,903,952
Sprint Capital Corp., 8.75%, 03/15/2032	341,000	415,529

	Principal Amount	Value
United States–(continued)
Sprint LLC, 7.63%, 03/01/2026	$421,000	$ 445,578
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	423,000	410,912
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/2026(a)	419,000	402,667
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	518,000	451,607
Sunoco L.P./Sunoco Finance Corp., 6.00%, 04/15/2027	70,000	69,195
5.88%, 03/15/2028	487,000	468,148
Syneos Health, Inc., 3.63%, 01/15/2029(a)	254,000	209,041
Tenet Healthcare Corp., 4.88%, 01/01/2026	1,057,000	1,037,398
TransDigm, Inc., 6.25%, 03/15/2026(a)	791,000	792,523
6.75%, 08/15/2028(a)	193,000	195,171
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(a)	420,000	432,608
Transocean, Inc., 8.75%, 02/15/2030(a)	208,000	212,347
Twilio, Inc., 3.63%, 03/15/2029	515,000	444,769
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	480,000	458,101
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(f)	2,800,000	2,477,387
United Airlines, Inc., 4.38%, 04/15/2026(a)	1,455,000	1,393,713
Universal Health Services, Inc., 2.65%, 10/15/2030	1,460,000	1,171,722
Valaris Ltd., 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(a)(h)	177,000	179,814
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(h)	508,000	516,077
Valvoline, Inc., 3.63%, 06/15/2031(a)	433,000	368,176
Viatris, Inc., 3.85%, 06/22/2040	780,000	548,149
Vistra Operations Co. LLC, 5.13%, 05/13/2025(a)	242,000	236,121
5.50%, 09/01/2026(a)	87,000	84,590
5.63%, 02/15/2027(a)	149,000	144,802
5.00%, 07/31/2027(a)	326,000	308,691
4.38%, 05/01/2029(a)(b)	517,000	458,468
VOC Escrow Ltd., 5.00%, 02/15/2028(a)	465,000	413,220
Western Midstream Operating L.P., 4.30%, 02/01/2030	449,000	409,151
WMG Acquisition Corp., 3.75%, 12/01/2029(a)	468,000	415,102
WRKCo, Inc., 3.00%, 06/15/2033(b)	1,820,000	1,493,877
Yum! Brands, Inc., 5.38%, 04/01/2032(b)	461,000	446,677

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
United States–(continued)
Zions Bancorporation N.A., 3.25%, 10/29/2029		$311,000	$ 217,561
			137,565,816

Zambia–0.20%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)		1,500,000	1,447,427
Total U.S. Dollar Denominated Bonds & Notes (Cost $294,117,315)			265,828,516

Non-U.S. Dollar Denominated Bonds & Notes–32.67%(i)
Argentina–0.34%
Argentina Treasury Bond BONCER, 2.00%, 11/09/2026	ARS	185,000,000	2,529,485

Australia–0.95%
New South Wales Treasury Corp., 1.75%, 03/20/2034(a)	AUD	7,755,000	4,082,772
Treasury Corp. of Victoria, 2.00%, 11/20/2037	AUD	6,000,000	2,953,046
			7,035,818

Austria–0.34%
Erste Group Bank AG, 6.50%(a)(c)(d)	EUR	2,000,000	2,041,788
4.25%(a)(c)(d)	EUR	600,000	486,073
			2,527,861

Belgium–0.39%
KBC Group N.V., 4.25%(a)(c)(d)	EUR	1,400,000	1,284,102
4.75%(a)(c)(d)	EUR	1,600,000	1,623,179
			2,907,281

Brazil–9.46%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	BRL	2,300,000	1,842,839
Series F, 10.00%, 01/01/2025	BRL	145,000,000	28,451,360
Series F, 10.00%, 01/01/2027	BRL	205,000,000	38,987,006
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(a)	BRL	3,957,413	704,666
			69,985,871

China–0.50%
China Government Bond, 3.32%, 04/15/2052	CNY	25,000,000	3,692,607

	Principal Amount		Value
Colombia–2.45%
Colombian TES, Series B, 7.75%, 09/18/2030	COP	31,000,000,000	$ 5,443,171
Series B, 7.00%, 06/30/2032	COP	30,000,000,000	4,777,952
Series B, 7.25%, 10/18/2034	COP	14,325,000,000	2,210,133
Series B, 9.25%, 05/28/2042	COP	4,875,000,000	827,775
Series B, 7.25%, 10/26/2050	COP	36,450,000,000	4,855,025
			18,114,056

Czech Republic–0.08%
CPI Property Group S.A., 4.88%(a)(c)(d)	EUR	1,300,000	616,866

Egypt–0.09%
Egypt Government International Bond, 4.75%, 04/16/2026(a)	EUR	800,000	641,784

France–0.66%
Accor S.A., 4.38%(a)(c)(d)	EUR	800,000	844,703
BPCE S.A., Series NC5, 1.50%, 01/13/2042(a)(c)	EUR	2,000,000	1,846,727
Electricite de France S.A., 5.38%(a)(c)(d)	EUR	2,100,000	2,184,801
			4,876,231

Germany–0.53%
Bayer AG, 2.38%, 11/12/2079(a)(c)	EUR	1,500,000	1,515,073
Deutsche Lufthansa AG, 4.38%, 08/12/2075(a)(c)	EUR	1,400,000	1,355,083
Nidda Healthcare Holding GmbH, 7.50%, 08/21/2026(a)	EUR	453,000	481,515
Volkswagen International Finance N.V., 4.63%(a)(c)(d)	EUR	520,000	543,305
			3,894,976

Greece–1.21%
Hellenic Republic Government Bond, 3.88%, 06/15/2028(a)	EUR	1,925,000	2,096,535
4.25%, 06/15/2033(a)	EUR	6,200,000	6,744,442
Series GDP, 0.00%, 10/15/2042	EUR	23,730,000	77,875
			8,918,852

India–1.05%
India Government Bond, 6.54%, 01/17/2032	INR	300,000,000	3,473,367
7.26%, 08/22/2032	INR	350,000,000	4,257,750
			7,731,117

Indonesia–0.82%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	IDR	60,000,000,000	4,008,850
Series FR96, 7.00%, 02/15/2033	IDR	30,000,000,000	2,036,246
			6,045,096

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Italy–0.49%
Intesa Sanpaolo S.p.A., 5.50%(a)(c)(d)	EUR	1,600,000	$ 1,400,619
5.88%(a)(c)(d)	EUR	800,000	778,237
6.38%(a)(d)	EUR	1,500,000	1,407,003
			3,585,859

Ivory Coast–0.13%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(a)	EUR	1,150,000	953,927

Mexico–1.92%
Mexican Bonos, Series M, 7.75%, 05/29/2031	MXN	272,150,000	14,179,891

Netherlands–0.40%
ABN AMRO Bank N.V., 4.38%(a)(c)(d)	EUR	800,000	778,111
Cooperatieve Rabobank U.A., 3.25%(a)(c)(d)	EUR	800,000	707,545
4.38%(a)(c)(d)	EUR	1,600,000	1,490,006
			2,975,662

Peru–1.97%
Peru Government Bond, 6.15%, 08/12/2032	PEN	60,000,000	14,584,910

Poland–1.33%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	60,000,000	9,866,327

Romania–0.12%
Romanian Government International Bond, 2.00%, 04/14/2033(a)	EUR	1,209,000	897,285

South Africa–2.69%
Republic of South Africa Government Bond, Series 2030, 8.00%, 01/31/2030	ZAR	180,000,000	9,213,816
Series 2032, 8.25%, 03/31/2032	ZAR	68,700,000	3,368,442
Series 2035, 8.88%, 02/28/2035	ZAR	70,000,000	3,374,389
Series 2037, 8.50%, 01/31/2037	ZAR	86,600,000	3,917,306
			19,873,953

Spain–1.60%
Banco Bilbao Vizcaya Argentaria S.A., 5.88%(a)(c)(d)	EUR	3,200,000	3,324,719
Banco Santander S.A., 4.38%(a)(c)(d)	EUR	1,800,000	1,550,299
4.13%(c)(d)	EUR	1,000,000	817,221
CaixaBank S.A., 6.38%(a)(c)(d)	EUR	1,600,000	1,717,171
5.25%(a)(c)(d)	EUR	1,000,000	922,506
Repsol International Finance B.V., 3.75%(a)(c)(d)	EUR	750,000	767,874
Telefonica Europe B.V., 2.88%(a)(c)(d)	EUR	1,500,000	1,385,421
4.38%(a)(c)(d)	EUR	1,300,000	1,378,489
			11,863,700

	Principal Amount		Value
Supranational–0.77%
African Development Bank, 0.00%, 01/17/2050(f)	ZAR	78,000,000	$ 526,033
Corp. Andina de Fomento, 6.82%, 02/22/2031(a)	MXN	81,800,000	3,677,255
International Finance Corp., 0.00%, 02/15/2029(a)(f)	TRY	3,700,000	62,265
0.00%, 03/23/2038(f)	MXN	90,000,000	1,413,929
			5,679,482

Sweden–0.05%
Heimstaden Bostad AB, 3.38%(a)(c)(d)	EUR	650,000	376,698

Thailand–0.62%
Thailand Government Bond, 3.45%, 06/17/2043	THB	144,000,000	4,583,594

United Kingdom–1.71%
Barclays PLC, 7.13%(c)(d)	GBP	4,175,000	4,516,690
Bellis Acquisition Co. PLC, 3.25%, 02/16/2026(a)	GBP	436,000	442,140
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(a)	GBP	2,175,000	2,475,379
HSBC Holdings PLC, 5.88%(c)(d)	GBP	1,500,000	1,623,558
International Consolidated Airlines Group S.A., 1.50%, 07/04/2027(a)	EUR	800,000	717,590
Lloyds Banking Group PLC, 8.50%(c)(d)	GBP	950,000	1,091,383
Nationwide Building Society, 5.75%(a)(c)(d)	GBP	725,000	725,418
NatWest Group PLC, 5.13%(c)(d)	GBP	1,035,000	1,031,826
			12,623,984
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $252,044,480)			241,563,173

Asset-Backed Securities–7.64%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(a)		$296,901	296,397
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(j)		8,221	7,738
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.55%, 01/15/2051(k)		4,108,528	80,362
CarMax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 01/15/2026		990,000	974,653
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.88%, 11/13/2050(k)		1,981,039	52,869
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.99%, 01/25/2036(l)		4,395	3,788
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.03%, 10/12/2050(k)		5,119,355	169,541

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 7.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(j)	$36,379	$ 34,504
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3, 2.82%, 05/25/2035(l)	177,986	167,094
COMM Mortgage Trust, Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	1,600,000	1,537,428
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	25,000	23,920
Series 2019-GC44, Class AM, 3.26%, 08/15/2057	1,000,000	852,813
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2005-17, Class 1A8, 5.50%, 09/25/2035	122,481	112,134
Series 2005-J4, Class A7, 5.50%, 11/25/2035	180,100	149,839
CWHEQ Revolving Home Equity Loan Trust, Series 2005-G, Class 2A, 4.91% (1 mo. USD LIBOR + 0.23%), 12/15/2035(j)	1,382	1,375
Series 2006-H, Class 2A1A, 3.19% (1 mo. USD LIBOR + 0.15%), 11/15/2036(j)	7,784	6,233
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(l)	22,777	19,776
DT Auto Owner Trust, Series 2019-2A, Class D, 3.48%, 02/18/2025(a)	96,320	96,029
Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	1,631,882	1,609,067
Exeter Automobile Receivables Trust, Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	377,518	376,941
Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	1,773,613	1,740,541
FREMF Mortgage Trust, Series 2017-K62, Class B, 3.88%, 01/25/2050(a)(l)	280,000	265,169
Series 2016-K54, Class C, 4.05%, 04/25/2048(a)(l)	1,810,000	1,740,622
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 3.65%, 07/25/2035(l)	2,246	2,032
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, 7.57% (1 mo. Term SOFR + 2.74%), 10/15/2039(a)(j)	900,000	884,048
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	235,000	216,374
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 4.00%, 07/25/2035(l)	11,469	10,968

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(l)	$680,000	$ 617,617
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.95% (1 mo. USD LIBOR + 0.20%), 08/25/2036(j)	673,160	230,017
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, 05/15/2046	570,000	567,782
Series 2014-C14, Class B, 4.87%, 02/15/2047(l)	240,000	235,755
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(k)	1,616,807	53,760
OBX Trust, Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)(e)	363,069	351,789
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(a)(e)	698,211	683,744
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(a)	274,999	274,370
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	5,296	4,022
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(k)	2,963,416	93,266
Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(a)(l)	495,277	479,735
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2005-AR16, Class 1A1, 3.86%, 12/25/2035(l)	3,025	2,683
Series 2003-AR10, Class A7, 4.23%, 10/25/2033(l)	17,646	16,300
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(k)	2,697,101	88,720
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	640,000	588,419
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(l)	395,000	385,662
Series 2014-C20, Class AS, 4.18%, 05/15/2047	490,000	476,564
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 8.07% (3 mo. USD LIBOR + 3.25%), 07/23/2029(a)(j)	250,000	237,535

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Alba PLC, Series 2007-1, Class F, 7.53% (SONIA + 3.37%), 03/17/2039(a)(i)(j)	GBP	796,284	$ 912,791
Series 2007-1, Class E, 5.48% (SONIA + 1.32%), 03/17/2039(a)(i)(j)	GBP	2,255,372	2,481,667
Series 2006-2, Class F, 7.53% (SONIA + 3.37%), 12/15/2038(a)(i)(j)	GBP	564,352	646,672
Eurohome UK Mortgages PLC, Series 2007-1, Class B1, 5.16% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(a)(i)(j)	GBP	780,000	788,024
Series 2007-2, Class B1, 5.68% (SONIA + 1.52%), 09/15/2044(a)(i)(j)	GBP	872,000	831,078
Eurosail PLC, Series 2006-2X, Class E1C, 7.53% (SONIA + 3.37%), 12/15/2044(a)(i)(j)	GBP	1,830,000	1,880,717
Series 2006-4X, Class E1C, 7.26% (SONIA + 3.12%), 12/10/2044(a)(i)(j)	GBP	1,608,337	1,804,039
Series 2007-2X, Class D1A, 3.75% (3 mo. EURIBOR + 0.80%), 03/13/2045(a)(i)(j)	EUR	1,500,000	1,381,460
Series 2006-2X, Class D1A, 3.76% (3 mo. EURIBOR + 0.80%), 12/15/2044(a)(i)(j)	EUR	2,700,000	2,261,501
Series 2007-2X, Class D1C, 5.07% (SONIA + 0.92%), 03/13/2045(a)(i)(j)	GBP	2,100,000	2,221,469
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 6.40% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(i)(j)	EUR	1,780,000	1,836,943
Jupiter Mortgage No.1 PLC, Series E, 6.39% (SONIA + 2.50%), 07/20/2060(a)(j)	GBP	1,500,000	1,830,059
Ludgate Funding PLC, Series 2007-1, Class MA, 4.67% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(i)(j)	GBP	969,209	1,059,802
Newday Funding Master Issuer PLC, Series 2021-1X, Class E, 8.12% (SONIA + 4.05%), 03/15/2029(a)(i)(j)	GBP	3,448,000	4,158,977
Series 2021-3X, Class E, 8.42% (SONIA + 4.35%), 11/15/2029(a)(i)(j)	GBP	1,600,000	1,947,581
Stratton Mortgage Funding PLC, Series 2021-1, Class E, 6.94% (SONIA + 2.75%), 09/25/2051(a)(i)(j)	GBP	780,000	936,850
Towd Point Mortgage Funding 2019 - Granite4 PLC, Series 2019-GR4X, Class FR, 5.94% (SONIA + 2.05%), 10/20/2051(a)(i)(j)	GBP	870,000	1,041,121
Series 2019-GR4X, Class GR, 6.39% (SONIA + 2.50%), 10/20/2051(a)(i)(j)	GBP	725,000	865,529
Prosil Acquisition S.A., Series 2019-1, Class A, 4.49% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(i)(j)	EUR	1,565,606	1,518,603

	Principal Amount		Value
Alhambra SME Funding DAC, Series 2019-1, Class A, 4.91% (1 mo. EURIBOR + 2.00%), 11/30/2028(a)(i)(j)	EUR	108,142	$ 117,288
Series 2019-1, Class B, 5.41% (1 mo. EURIBOR + 2.50%), 11/30/2028(a)(i)(j)	EUR	625,000	672,321
Series 2019-1, Class D, 12.16% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(i)(j)	EUR	141,425	121,262
Lusitano Mortgages No. 5 PLC, Class D, 3.25% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(i)(j)	EUR	748,933	606,731
Futura S.r.l., Series 2019-1, Class A, 5.94% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(i)(j)	EUR	1,175,353	1,277,693
Taurus, Series 2018-IT1, Class A, 3.70% (3 mo. EURIBOR + 1.00%), 05/18/2030(i)(j)	EUR	1,480,125	1,578,210
IM Pastor 4, FTA, Series A, 2.89% (3 mo. EURIBOR + 0.14%), 03/22/2044(a)(i)(j)	EUR	654,812	615,657
Fideicomiso Dorrego Y Libertador, 1.00%, 12/31/2043(m)		10,043,927	45,657
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(i)(l)(m)	ARS	133,500,000	894,300
SC Germany Consumer UG, Series 2018-1, Class D, 3.25%, 12/13/2031(a)(i)	EUR	3,100,000	3,319,199
Total Asset-Backed Securities (Cost $60,839,779)			56,473,196

U.S. Treasury Securities–6.50%
U.S. Treasury Bills–2.00%
4.52%, 05/04/2023(n)		$8,963,535	8,963,535
4.77%, 11/02/2023(n)		5,837,048	5,840,688
			14,804,223

U.S. Treasury Inflation – Indexed Bonds–3.42%
0.13%, 02/15/2052(o)		19,082,431	18,832,982
1.50%, 02/15/2053(o)		6,276,333	6,431,936
			25,264,918

U.S. Treasury Inflation – Indexed Notes–1.08%
0.63%, 07/15/2032(o)		7,791,557	7,970,971
Total U.S. Treasury Securities (Cost $47,950,904)			48,040,112

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Agency Credit Risk Transfer Notes–2.26%
United States–2.26%
Fannie Mae Connecticut Avenue Securities, Series 2018-R07, Class 1M2, 7.25% (1 mo. USD LIBOR + 2.40%), 04/25/2031(a)(j)	$128,749	$ 128,771
Series 2019-R02, Class 1M2, 7.15% (1 mo. USD LIBOR + 2.30%), 08/25/2031(a)(j)	15,533	15,534
Series 2019-R03, Class 1M2, 7.00% (1 mo. USD LIBOR + 2.15%), 09/25/2031(a)(j)	43,652	43,656
Series 2022-R04, Class 1M2, 7.66% (30 Day Average SOFR + 3.10%), 03/25/2042(a)(j)	770,000	763,833
Series 2022-R05, Class 2M1, 6.46% (30 Day Average SOFR + 1.90%), 04/25/2042(a)(j)	3,324,999	3,319,358
Series 2022-R08, Class 1M2, 8.16% (30 Day Average SOFR + 3.60%), 07/25/2042(a)(j)	1,350,000	1,352,389
Freddie Mac, Series 2022-DNA2, Class M1B, STACR®, 6.96% (30 Day Average SOFR + 2.40%), 02/25/2042(a)(j)	1,500,000	1,459,041
Series 2022-DNA3, Class M1B, STACR®, 7.46% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(j)	3,000,000	2,981,436
Series 2022-DNA3, Class M1A, STACR®, 6.56% (30 Day Average SOFR + 2.00%), 04/25/2042(a)(j)	2,148,145	2,149,092
Series 2022-HQA2, Class M1, STACR®, 8.56% (30 Day Average SOFR + 4.00%), 07/25/2042(a)(j)	1,500,000	1,497,500
Series 2022-HQA3, Class M1, STACR®, 8.11% (30 Day Average SOFR + 3.55%), 08/25/2042(a)(j)	1,500,000	1,469,558
Series 2022-HQA3, Class M2, STACR®, 9.91% (30 Day Average SOFR + 5.35%), 08/25/2042(a)(j)	1,605,000	1,574,580
Total Agency Credit Risk Transfer Notes (Cost $16,962,290)		16,754,748

	Shares

Common Stocks & Other Equity Interests–1.27%
Argentina–1.24%
Grupo Financiero Galicia S.A.	150,000	318,676
TMF Trust Co. S.A.(m)	246,838,966	1,181,103
YPF S.A., Class D(p)	360,000	7,646,569
		9,146,348

United States–0.03%
ACNR Holdings, Inc.	911	88,253
Claire’s Holdings LLC	235	116,521

	Shares	Value
United States–(continued)
McDermott International Ltd.(p)	15,957	$ 5,154
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(m)(p)	31,946	4,153
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(m)(p)	35,496	4,614
McDermott International Ltd., Wts., expiring 12/31/2049(m)	23,067	7,451
Party City Holdco, Inc.(p)	3,211	224
Sabine Oil & Gas Holdings, Inc.(m)	837	17
Tenerity LLC, Wts., expiring 04/10/2024(m)	775	0
Windstream Services LLC, Wts.	176	1,819
		228,206
Total Common Stocks & Other Equity Interests (Cost $8,570,412)		9,374,554

	Principal Amount

Variable Rate Senior Loan Interests–0.36%(q)(r)
United States–0.36%
Claire’s Stores, Inc., Term Loan, 11.34% (1 mo. USD LIBOR + 6.50%), 12/18/2026	$70,605	63,662
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.32% (3 mo. USD LIBOR + 3.50%), 08/21/2026	426,000	397,956
Dun & Bradstreet Corp. (The), Term Loan, 8.10% (1 mo. USD LIBOR + 3.25%), 02/06/2026	407,673	407,588
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 14.00% (1 mo. USD LIBOR + 4.00%), 03/27/2028	498,687	387,315
IRB Holding Corp., Term Loan, 7.91% (1 mo. Term SOFR + 3.00%), 12/15/2027	408,452	402,297
Mativ Holdings, Inc., Term Loan B, 8.63% (1 mo. USD LIBOR + 3.75%), 04/20/2028	624,217	604,320
United Natural Foods, Inc., Term Loan, 8.17% (3 mo. USD LIBOR + 3.25%), 10/22/2025	387,244	387,970
Total Variable Rate Senior Loan Interests (Cost $2,793,918)		2,651,108

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.35%
Fannie Mae Interest STRIPS, IO, 7.50%, 05/25/2023 - 01/25/2024(s)	5,412	101
6.50%, 04/25/2029 - 07/25/2032(s)	186,938	27,306
6.00%, 12/25/2032 - 08/25/2035(k)(s)	537,900	83,292
5.50%, 01/25/2034 - 06/25/2035(s)	175,253	28,326

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Fannie Mae REMICs, 5.50%, 12/25/2025	$27,730	$ 27,513
4.00%, 08/25/2026 - 03/25/2041	19,434	18,639
6.00%, 01/25/2032	22,144	22,690
5.85%, 04/25/2032 - 12/25/2032(j)	126,446	128,101
5.35% (1 mo. USD LIBOR + 0.50%), 09/25/2032(j)	30,449	30,257
5.26% (1 mo. USD LIBOR + 0.50%), 10/18/2032(j)	9,538	9,485
5.25% (1 mo. USD LIBOR + 0.40%), 11/25/2033(j)	5,710	5,675
6.80% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(j)	33,359	40,338
6.43% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(j)	39,680	45,383
5.79% (1 mo. USD LIBOR + 0.94%), 06/25/2037(j)	7,705	7,767
IO, 1.85%, 10/25/2031 - 05/25/2035(j)(s)	138,753	10,511
3.14%, 11/18/2031 - 12/18/2031(j)(s)	18,449	1,714
3.05% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(j)(s)	2,825	279
3.10% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(j)(s)	2,867	266
3.25% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(j)(s)	4,377	458
2.15% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(j)(s)	16,916	1,255
2.95% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(j)(s)	2,282	235
3.15%, 07/25/2032 - 09/25/2032(j)(s)	10,246	1,166
3.34%, 12/18/2032(j)(s)	32,476	3,102
3.40%, 02/25/2033 - 05/25/2033(j)(s)	32,146	4,537
7.00%, 03/25/2033 - 04/25/2033(s)	89,708	12,985
2.70% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(j)(s)	126,055	13,491
1.20%, 03/25/2035 - 07/25/2038(j)(s)	163,623	9,913
1.90%, 03/25/2035 - 05/25/2035(j)(s)	179,761	6,666
1.75% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(j)(s)	79,212	4,752
2.38% (7.23% - (1.00 x 1 mo. USD LIBOR)), 09/25/2036(j)(s)	149,440	6,812
1.69% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(j)(s)	136,049	10,906
4.00%, 04/25/2041(s)	239,082	25,506

	Principal Amount	Value
1.70% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(j)(s)	$58,419	$ 4,297
1.30% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(j)(s)	163,487	18,475
Federal Home Loan Mortgage Corp., 6.50%, 08/01/2031	33,899	35,077
5.00%, 09/01/2033	76,764	78,554
7.00%, 10/01/2037	6,828	7,203
Federal National Mortgage Association, 7.50%, 10/01/2029 - 03/01/2033	134,235	140,602
7.00%, 07/01/2032 - 04/01/2033	16,863	17,508
5.00%, 07/01/2033	82,108	83,927
5.50%, 02/01/2035	7,809	8,066
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K734, Class X1, IO, 0.65%, 02/25/2026(k)	1,646,197	23,810
Series K735, Class X1, IO, 1.10%, 05/25/2026(k)	2,890,068	69,382
Series K093, Class X1, IO, 0.95%, 05/25/2029(k)	19,939,490	928,433
Freddie Mac REMICs, 5.00%, 09/15/2023	5,702	5,681
6.75%, 02/15/2024	4,277	4,275
7.00%, 09/15/2026	55,122	55,745
5.13%, 12/15/2028 - 02/15/2029(j)	80,297	79,906
6.00%, 04/15/2029	41,200	42,023
6.50%, 10/15/2029 - 06/15/2032	112,713	117,319
5.23%, 06/15/2031 - 01/15/2032(j)	71,641	71,346
5.68%, 02/15/2032 - 03/15/2032(j)	48,305	48,611
3.50%, 05/15/2032	14,453	13,916
7.57% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(j)	29,556	35,983
4.00%, 06/15/2038	14,805	14,282
3.00%, 05/15/2040	498	487
IO, 1.32%, 03/15/2024 - 04/15/2038(j)(s)	26,377	1,337
3.27% (7.95% - (1.00 x 1 mo. USD LIBOR)), 12/15/2026(j)(s)	41,794	982
3.99%, 07/17/2028(j)(s)	772	9
2.97% (7.65% - (1.00 x 1 mo. USD LIBOR)), 03/15/2029(j)(s)	96,007	4,927
3.42% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(j)(s)	3,950	254
3.32% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2032(j)(s)	183,394	6,917
2.37% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(j)(s)	49,336	3,261

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
2.02% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(j)(s)	$54,730	$ 2,890
2.07% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(j)(s)	8,185	460
2.04%, 05/15/2035(j)(s)	173,250	11,752
2.32% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(j)(s)	31,553	3,362
1.39% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(j)(s)	69,546	5,839
1.57% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(j)(s)	20,380	1,427
Freddie Mac STRIPS, IO, 6.50%, 02/01/2028(s)	1,137	115
7.00%, 09/01/2029(s)	8,860	1,206
6.00%, 12/15/2032(s)	21,806	2,760
Government National Mortgage Association, ARM, 2.75% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(j)	384	376
8.00%, 05/15/2026	3,914	3,905
7.00%, 04/15/2028 - 07/15/2028	21,061	21,391
IO, 1.82% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(j)(s)	84,224	6,452
1.92% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(j)(s)	136,472	8,462
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,667,916)		2,582,419

	Shares

Preferred Stocks–0.22%
United States–0.22%
AT&T, Inc., 2.88%, Series B, Pfd.(c)	1,500,000	1,510,844

	Shares	Value
United States–(continued)
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	84,000	$ 84,000
Claire’s Holdings LLC, Series A, Pfd.(m)	71	18,105
Total Preferred Stocks (Cost $1,923,639)		1,612,949

Money Market Funds–5.69%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(t)(u)	14,437,250	14,437,250
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(t)(u)	11,146,561	11,148,791
Invesco Treasury Portfolio, Institutional Class, 4.72%(t)(u)	16,499,714	16,499,714
Total Money Market Funds (Cost $42,086,755)		42,085,755

Options Purchased–1.47%
(Cost $17,825,904)(v)		10,913,354
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-94.38% (Cost $748,783,312)		697,879,884

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.60%
Invesco Private Government Fund, 4.78%(t)(u)(w)	5,375,154	5,375,154
Invesco Private Prime Fund, 4.98%(t)(u)(w)	13,821,825	13,821,825
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,199,959)		19,196,979
TOTAL INVESTMENTS IN SECURITIES–96.98% (Cost $767,983,271)		717,076,863
OTHER ASSETS LESS LIABILITIES–3.02%		22,359,117
NET ASSETS–100.00%		$739,435,980

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CNY	– Chinese Yuan Renminbi
Conv.	– Convertible
COP	– Colombia Peso
Ctfs.	– Certificates
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
PEN	– Peruvian Sol
Pfd.	– Preferred
PIK	– Pay-in-Kind
PLN	– Polish Zloty
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
THB	– Thai Baht
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $279,622,318, which represented 37.82% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at March 31, 2023.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Zero coupon bond issued at a discount.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at March 31, 2023 represented less than 1% of the Fund’s Net Assets.

(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2023.
(k)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2023.

(l)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2023.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	Principal amount of security and interest payments are adjusted for inflation.
(p)	Non-income producing security.
(q)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(r)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(s)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(t)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,537,673	$ 30,936,996	$(33,037,419)	$ -	$ -	$14,437,250	$ 158,606
Invesco Liquid Assets Portfolio, Institutional Class	12,650,915	22,097,854	(23,598,155)	(1,649)	(174)	11,148,791	123,573
Invesco Treasury Portfolio, Institutional Class	18,900,197	35,356,566	(37,757,049)	-	-	16,499,714	181,227
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,258,494	16,004,348	(17,887,688)	-	-	5,375,154	74,631*
Invesco Private Prime Fund	18,664,700	32,738,463	(37,575,575)	(5,584)	(179)	13,821,825	203,855*
Total	$74,011,979	$137,134,227	$(149,855,886)	$(7,233)	$(353)	$61,282,734	$ 741,892

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(v)	The table below details options purchased.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Bank of America, N.A.	07/27/2023	USD	0.73	AUD	22,500,000	$46,654
AUD versus USD	Call	Goldman Sachs International	07/20/2023	USD	0.71	AUD	37,500,000	155,715
AUD versus USD	Call	Goldman Sachs International	10/12/2023	USD	0.80	AUD	1,125,000	30,161
AUD versus USD	Call	Standard Chartered Bank PLC	05/11/2023	USD	0.75	AUD	1,200,000	1,919
EUR versus USD	Call	Bank of America, N.A.	05/01/2023	USD	1.12	EUR	30,000,000	49,421
EUR versus USD	Call	Bank of America, N.A.	05/26/2023	USD	1.14	EUR	2,250,000	165,611
EUR versus USD	Call	Goldman Sachs International	05/12/2023	USD	1.13	EUR	1,800,000	185,485
EUR versus USD	Call	Goldman Sachs International	08/01/2023	USD	1.18	EUR	45,000,000	57,733
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/11/2023	USD	1.18	EUR	30,000,000	29,379
NZD versus USD	Call	Goldman Sachs International	10/12/2023	USD	0.70	NZD	2,142,857	190,843
USD versus CNH	Call	Goldman Sachs International	05/31/2023	CNH	7.50	USD	1,800,000	10,559
Subtotal – Foreign Currency Call Options Purchased								923,480
Currency Risk
EUR versus HUF	Put	Bank of America, N.A.	08/14/2023	HUF	370.00	EUR	15,000,000	120,135
EUR versus HUF	Put	Goldman Sachs International	09/15/2023	HUF	358.00	EUR	900,000	271,561
EUR versus NOK	Put	Goldman Sachs International	05/08/2023	NOK	10.60	EUR	30,000,000	2,505
GBP versus USD	Put	Goldman Sachs International	05/08/2023	USD	1.15	GBP	60,000,000	28,126
GBP versus USD	Put	Morgan Stanley and Co. International PLC	06/01/2023	USD	1.19	GBP	30,000,000	69,612
USD versus BRL	Put	Bank of America, N.A.	10/10/2023	BRL	5.27	USD	16,500,000	810,727
USD versus BRL	Put	Goldman Sachs International	07/07/2023	BRL	5.00	USD	1,500,000	311,909
USD versus BRL	Put	Goldman Sachs International	09/27/2023	BRL	5.05	USD	1,500,000	172,298
USD versus BRL	Put	Goldman Sachs International	11/16/2023	BRL	4.50	USD	480,000	116,410
USD versus BRL	Put	Morgan Stanley and Co. International PLC	07/11/2023	BRL	4.90	USD	1,500,000	429,708
USD versus CAD	Put	J.P. Morgan Chase Bank, N.A.	05/23/2023	CAD	1.22	USD	750,000	2,618
USD versus CLP	Put	Morgan Stanley and Co. International PLC	06/28/2023	CLP	801.95	USD	15,000,000	513,360
USD versus CNH	Put	Morgan Stanley and Co. International PLC	09/20/2023	CNH	6.50	USD	900,000	138,290
USD versus COP	Put	Morgan Stanley and Co. International PLC	05/26/2023	COP	4,520.00	USD	18,000,000	193,536
USD versus COP	Put	Morgan Stanley and Co. International PLC	09/27/2023	COP	4,630.00	USD	15,000,000	448,530
USD versus IDR	Put	Goldman Sachs International	09/04/2023	IDR	15,000.00	USD	15,000,000	335,280
USD versus JPY	Put	Bank of America, N.A.	09/04/2023	JPY	120.00	USD	1,200,000	153,070
USD versus JPY	Put	Goldman Sachs International	05/23/2023	JPY	122.00	USD	2,250,000	155,932
USD versus JPY	Put	Goldman Sachs International	02/08/2024	JPY	113.00	USD	22,500,000	213,998
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	11/07/2023	JPY	114.00	USD	900,000	71,648
USD versus KRW	Put	Goldman Sachs International	04/20/2023	KRW	1,250.00	USD	1,500,000	86,279
USD versus MXN	Put	Goldman Sachs International	06/30/2023	MXN	18.00	USD	30,000,000	445,200
USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	04/25/2023	NOK	9.75	USD	15,000,000	5,820
USD versus SEK	Put	J.P. Morgan Chase Bank, N.A.	04/25/2023	SEK	9.58	USD	1,500,000	12,440
USD versus THB	Put	Bank of America, N.A.	08/30/2023	THB	32.50	USD	1,800,000	472,311
USD versus THB	Put	Standard Chartered Bank PLC	10/04/2023	THB	30.00	USD	1,500,000	69,354
USD versus ZAR	Put	Bank of America, N.A.	06/01/2023	ZAR	16.50	USD	750,000	77,550
USD versus ZAR	Put	Goldman Sachs International	04/04/2023	ZAR	15.70	USD	1,950,000	2
USD versus ZAR	Put	Goldman Sachs International	05/01/2023	ZAR	17.55	USD	22,500,000	216,473

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)–(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus ZAR	Put	Goldman Sachs International	07/13/2023	ZAR	16.50	USD	15,000,000	$84,045
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	08/10/2023	ZAR	17.00	USD	15,000,000	208,155
Subtotal – Foreign Currency Put Options Purchased								6,236,882
Total Foreign Currency Options Purchased								$7,160,362

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,093,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.84%	Receive	6 Month EURIBOR	Semi-Annually	03/07/2024	EUR	10,260,000	$352,077

Interest Rate Risk
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.77	Pay	SOFR	Annually	08/07/2023	USD	106,200,000	641,607
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.82	Pay	SOFR	Annually	03/31/2025	USD	9,900,000	8,550
40 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.00	Pay	6 Month EURIBOR	Semi-Annually	04/17/2024	EUR	19,800,000	2,534,416
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.75	Pay	TONAR	Annually	03/04/2024	JPY	4,680,000,000	216,342
Subtotal – Interest Rate Put Swaptions Purchased										3,400,915
Total Interest Rate Swaptions Purchased										$3,752,992

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,093,000.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk

AUD versus USD	Call	Bank of America, N.A.	07/27/2023	USD	0.78	AUD	22,500,000	$(7,084)

AUD versus USD	Call	Goldman Sachs International	07/20/2023	USD	0.75	AUD	37,500,000	(32,512)

EUR versus HUF	Call	Goldman Sachs International	09/15/2023	HUF	450.00	EUR	450,000	(48,830)

EUR versus HUF	Call	J.P. Morgan Chase Bank, N.A.	07/10/2023	HUF	445.00	EUR	15,000,000	(97,198)

EUR versus JPY	Call	J.P. Morgan Chase Bank, N.A.	07/03/2023	JPY	146.00	EUR	30,000,000	(487,049)

USD versus BRL	Call	Bank of America, N.A.	10/10/2023	BRL	6.24	USD	16,500,000	(151,585)

USD versus BRL	Call	Goldman Sachs International	11/16/2023	BRL	6.75	USD	480,000	(19,158)

USD versus BRL	Call	Goldman Sachs International	01/08/2024	BRL	6.10	USD	1,500,000	(199,951)

USD versus BRL	Call	Morgan Stanley and Co. International PLC	07/11/2023	BRL	5.60	USD	15,000,000	(181,650)

USD versus CLP	Call	Morgan Stanley and Co. International PLC	06/28/2023	CLP	897.85	USD	15,000,000	(113,655)

USD versus COP	Call	Morgan Stanley and Co. International PLC	05/26/2023	COP	5,050.00	USD	18,000,000	(141,876)

USD versus COP	Call	Morgan Stanley and Co. International PLC	09/27/2023	COP	5,280.00	USD	15,000,000	(322,530)

USD versus IDR	Call	Goldman Sachs International	09/04/2023	IDR	16,000.00	USD	15,000,000	(100,560)

USD versus JPY	Call	Goldman Sachs International	05/11/2023	JPY	136.25	USD	22,500,000	(103,073)

USD versus MXN	Call	Goldman Sachs International	06/30/2023	MXN	19.00	USD	30,000,000	(382,800)

USD versus MXN	Call	Goldman Sachs International	01/16/2024	MXN	21.00	USD	51,000,000	(904,689)

USD versus MXN	Call	Morgan Stanley and Co. International PLC	06/05/2023	MXN	19.82	USD	10,500,000	(42,284)

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)–(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versuS MXN	Call	Goldman Sachs International	08/17/2023	MXN	20.00	USD	600,000	$(88,461)

USD versus NOK	Call	J.P. Morgan Chase Bank, N.A.	04/25/2023	NOK	10.75	USD	15,000,000	(85,470)

Subtotal – Foreign Currency Call Options Written								(3,510,415)

Currency Risk

AUD versus USD	Put	Bank of America, N.A.	07/27/2023	USD	0.68	AUD	22,500,000	(435,622)

AUD versus USD	Put	Goldman Sachs International	07/20/2023	USD	0.65	AUD	37,500,000	(380,490)

USD versus BRL	Put	Bank of America, N.A.	10/10/2023	BRL	4.69	USD	16,500,000	(153,120)

USD versus CLP	Put	Morgan Stanley and Co. International PLC	06/28/2023	CLP	744.05	USD	15,000,000	(113,205)

USD versus COP	Put	Morgan Stanley and Co. International PLC	05/26/2023	COP	4,190.00	USD	18,000,000	(18,342)

USD versus COP	Put	Morgan Stanley and Co. International PLC	09/27/2023	COP	4,230.00	USD	15,000,000	(113,685)

USD versus MXN	Put	Goldman Sachs International	06/30/2023	MXN	17.50	USD	30,000,000	(157,800)

USD versus MXN	Put	Goldman Sachs International	08/31/2023	MXN	17.75	USD	22,500,000	(260,685)

USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	04/25/2023	NOK	9.50	USD	15,000,000	(1,245)

Subtotal — Foreign Currency Put Options Written								(1,634,194)

Total – Foreign Currency Options Written								$(5,144,609)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,093,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk

2 Year Interest Rate Swap	Call	Bank of America, N.A.	3.61%	SOFR	Receive	Annually	03/14/2024	USD	150,000,000	$(2,132,271)

2 Year Interest Rate Swap	Call	Barclays Bank PLC	3.92	SONIA	Receive	Annually	06/02/2023	GBP	32,100,000	(102,977)

5 Year Interest Rate Swap	Call	Goldman Sachs International	3.49	SOFR	Receive	Annually	05/30/2023	USD	37,500,000	(577,313)

10 Year Interest Rate Swap	Call	Goldman Sachs International	3.25	SOFR	Receive	Annually	03/27/2024	USD	67,500,000	(3,070,846)

30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	1.95	6 Month EURIBOR	Receive	Semi-Annually	09/28/2023	EUR	15,000,000	(305,372)

2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.75	SOFR	Receive	Annually	09/16/2024	USD	112,500,000	(1,109,445)

10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.75	SOFR	Receive	Annually	07/05/2024	USD	15,000,000	(432,378)

5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.35	TONAR	Receive	Annually	03/04/2024	JPY	4,680,000,000	(279,822)

2 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	3.05	SOFR	Receive	Annually	09/25/2023	USD	75,000,000	(352,684)

10 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	2.47	SOFR	Receive	Annually	03/13/2025	USD	18,000,000	(480,520)

10 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	2.56	SOFR	Receive	Annually	03/10/2025	USD	18,000,000	(526,575)

2 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	3.20	6 Month EURIBOR	Receive	Semi-Annually	03/07/2024	EUR	45,000,000	(486,776)

2 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	3.98	SONIA	Receive	Annually	05/30/2023	GBP	75,000,000	(268,548)

2 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	3.50	SOFR	Receive	Annually	03/14/2024	USD	150,000,000	(1,963,218)

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)–(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
10 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	2.95%	SOFR	Receive	Annually	07/08/2024	USD	45,000,000	$(1,647,453)
10 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	3.77	SOFR	Receive	Annually	08/07/2023	USD	106,200,000	(6,369,625)

Subtotal–Interest Rate Call Swaptions Written										(20,105,823)

Interest Rate Risk
2 Year Interest Rate Swap	Put	Bank of America, N.A.	5.17	SOFR	Pay	Annually	06/02/2023	USD	75,000,000	(13,877)
2 Year Interest Rate Swap	Put	Barclays Bank PLC	4.52	SONIA	Pay	Annually	06/02/2023	GBP	64,200,000	(241,887)
5 Year Interest Rate Swap	Put	Goldman Sachs International	5.00	SOFR	Pay	Quarterly	04/19/2023	USD	30,000,000	(94,350)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	5.00	3 Month EURIBOR	Pay	Quarterly	05/17/2023	EUR	48,000,000	(224,442)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.35	TONAR	Pay	Annually	03/04/2024	JPY	4,680,000,000	(146,717)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.60	6 Month EURIBOR	Pay	Semi-Annually	04/17/2024	EUR	59,400,000	(3,163,354)
2 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	4.00	SOFR	Pay	Annually	09/16/2024	USD	112,500,000	(579,193)
2 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	5.13	SONIA	Pay	Annually	05/30/2023	GBP	150,000,000	(153,748)
2 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	5.20	SOFR	Pay	Annually	06/02/2023	USD	75,000,000	(12,439)
2 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	5.20	SOFR	Pay	Annually	05/09/2023	USD	75,000,000	(4,638)
10 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	3.56	SOFR	Pay	Annually	03/10/2025	USD	18,000,000	(510,260)
5 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	3.31	SOFR	Pay	Annually	03/31/2025	USD	42,120,000	(8,550)

Subtotal–Interest Rate Put Swaptions Written										(5,153,455)

Total Open Over-The-Counter Interest Rate Swaptions Written										$(25,259,278)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,093,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk

U.S. Treasury 2 Year Notes	105	June-2023	$21,677,578	$222,305	$222,305

U.S. Treasury 5 Year Notes	194	June-2023	21,244,516	(34,083)	(34,083)

U.S. Treasury 10 Year Notes	346	June-2023	39,762,969	1,067,734	1,067,734

U.S. Treasury 10 Year Ultra Notes	251	June-2023	30,406,297	960,859	960,859

Subtotal–Long Futures Contracts				2,216,815	2,216,815

Short Futures Contracts

Interest Rate Risk

Euro-Bund	6	June-2023	(883,911)	16,951	16,951

Euro-Bobl	16	June-2023	(2,045,453)	2,256	2,256

Euro-Schatz	507	June-2023	(58,115,492)	452,155	452,155

U.S. Treasury Long Bonds	23	June-2023	(3,016,594)	(137,281)	(137,281)

U.S. Treasury Ultra Bonds	85	June-2023	(11,995,625)	(518,617)	(518,617)

Subtotal–Short Futures Contracts				(184,536)	(184,536)

Total Futures Contracts				$2,032,279	$2,032,279

(a)	Futures contracts collateralized by $5,567,370 cash held with Merrill Lynch, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk

04/17/2023	Bank of America, N.A.	USD	21,750,000	MXN	393,849,000	$50,368

05/03/2023	Bank of America, N.A.	EUR	6,600,000	USD	7,233,006	63,674

06/21/2023	Bank of America, N.A.	USD	7,566,979	KRW	9,912,287,951	55,161

06/21/2023	Bank of America, N.A.	USD	6,882,581	SEK	71,831,335	66,292

06/21/2023	Bank of America, N.A.	USD	38,830	SGD	52,175	474

06/21/2023	BNP Paribas S.A.	EUR	13,417,618	USD	14,674,000	58,686

06/21/2023	BNP Paribas S.A.	USD	2,443,978	EUR	2,255,000	12,310

06/21/2023	BNP Paribas S.A.	USD	8,465,164	NZD	13,613,579	47,266

06/21/2023	Citibank, N.A.	USD	22,456,149	IDR	347,576,266,400	767,681

06/22/2023	Citibank, N.A.	USD	7,943,623	CLP	6,440,689,679	87,626

06/21/2023	Deutsche Bank AG	USD	8,418,389	HUF	3,066,987,323	125,088

06/21/2023	Deutsche Bank AG	USD	53,184,751	JPY	7,141,940,856	1,220,693

06/21/2023	Deutsche Bank AG	USD	20,936,236	MXN	387,249,067	231,308

06/21/2023	Deutsche Bank AG	USD	13,309,998	ZAR	247,182,643	478,894

04/11/2023	Goldman Sachs International	USD	7,800,000	PLN	33,988,500	71,033

04/13/2023	Goldman Sachs International	USD	2,926,800	EUR	2,700,000	2,796

05/15/2023	Goldman Sachs International	JPY	587,713,950	USD	4,545,000	92,303

07/24/2023	Goldman Sachs International	AUD	16,312,500	USD	11,369,813	421,501

08/03/2023	Goldman Sachs International	EUR	4,275,000	USD	4,705,920	39,544

09/05/2023	Goldman Sachs International	USD	14,325,000	MXN	276,472,500	565,134

02/13/2024	Goldman Sachs International	JPY	469,098,000	USD	3,780,000	83,121

04/04/2023	HSBC Holdings PLC	USD	96,359,053	BRL	491,713,040	655,428

06/21/2023	HSBC Holdings PLC	USD	105,675	CNY	725,000	493

04/04/2023	J.P. Morgan Chase Bank, N.A.	USD	91,690,127	BRL	473,563,040	1,743,376

04/27/2023	J.P. Morgan Chase Bank, N.A.	NOK	43,047,600	USD	4,350,000	233,990

04/27/2023	J.P. Morgan Chase Bank, N.A.	SEK	56,612,775	USD	5,550,000	88,336

05/03/2023	J.P. Morgan Chase Bank, N.A.	USD	23,509,815	BRL	122,673,040	575,178

05/24/2023	J.P. Morgan Chase Bank, N.A.	CAD	4,658,254	USD	3,487,500	38,036

06/21/2023	J.P. Morgan Chase Bank, N.A.	USD	320,970	CZK	7,229,689	11,825

06/21/2023	J.P. Morgan Chase Bank, N.A.	USD	14,774,000	JPY	1,960,885,059	163,511

07/12/2023	J.P. Morgan Chase Bank, N.A.	USD	1,622,115	EUR	1,500,000	13,567

06/05/2023	Morgan Stanley and Co. International PLC	USD	2,964,240	GBP	2,400,000	113

06/21/2023	Morgan Stanley and Co. International PLC	USD	26,362,311	AUD	39,771,157	298,228

06/21/2023	Morgan Stanley and Co. International PLC	USD	11,864,916	CAD	16,141,963	93,962

06/21/2023	Morgan Stanley and Co. International PLC	USD	110,096,381	EUR	103,828,268	2,999,898

06/21/2023	Morgan Stanley and Co. International PLC	USD	3,949,633	GBP	3,331,000	165,772

06/21/2023	Morgan Stanley and Co. International PLC	USD	8,441,242	PLN	37,660,912	242,017

Subtotal–Appreciation						11,864,683

Currency Risk

04/13/2023	Bank of America, N.A.	JPY	223,204,800	USD	1,680,000	(39,409)

04/13/2023	Bank of America, N.A.	USD	6,450,000	ZAR	114,294,000	(35,802)

04/13/2023	Bank of America, N.A.	ZAR	41,844,375	USD	2,250,000	(98,313)

04/24/2023	Bank of America, N.A.	USD	28,945,606	EUR	26,550,000	(120,007)

06/21/2023	Bank of America, N.A.	EUR	13,200,000	USD	13,988,436	(342,936)

06/21/2023	Bank of America, N.A.	THB	356,170,997	USD	10,412,073	(85,439)

06/21/2023	Bank of America, N.A.	USD	4,092,745	NOK	42,402,022	(28,574)

09/01/2023	Bank of America, N.A.	THB	258,225,000	USD	7,500,000	(161,472)

09/29/2023	Bank of America, N.A.	AUD	11,453,005	USD	7,500,000	(205,394)

10/13/2023	Bank of America, N.A.	BRL	43,118,400	USD	7,800,000	(410,127)

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
06/21/2023	BNP Paribas S.A.	NZD	603,000	USD	374,956	$(2,094)

06/21/2023	Citibank, N.A.	IDR	94,177,980,000	USD	6,084,635	(208,008)

06/22/2023	Citibank, N.A.	CLP	1,153,275,000	USD	1,422,391	(15,690)

06/21/2023	Deutsche Bank AG	EUR	1,600,000	USD	1,719,260	(23,561)

06/21/2023	Deutsche Bank AG	JPY	726,380,000	USD	5,409,221	(124,152)

06/21/2023	Deutsche Bank AG	MXN	489,955,600	USD	26,452,955	(328,662)

06/21/2023	Deutsche Bank AG	ZAR	370,447,000	USD	19,947,392	(717,707)

04/13/2023	Goldman Sachs International	HUF	1,112,661,225	USD	2,925,000	(241,212)

04/24/2023	Goldman Sachs International	KRW	7,506,900,000	USD	5,700,000	(52,619)

05/25/2023	Goldman Sachs International	JPY	449,955,000	USD	3,300,000	(113,973)

06/21/2023	Goldman Sachs International	COP	33,681,584,000	USD	6,913,652	(206,232)

06/21/2023	Goldman Sachs International	MXN	134,969,643	USD	7,333,000	(44,618)

06/29/2023	Goldman Sachs International	PLN	11,410,573	USD	2,215,000	(414,600)

07/05/2023	Goldman Sachs International	USD	4,050,000	MXN	74,287,125	(442)

07/17/2023	Goldman Sachs International	MXN	131,675,625	USD	6,750,000	(411,086)

07/26/2023	Goldman Sachs International	ZAR	42,232,500	USD	2,250,000	(98,569)

08/21/2023	Goldman Sachs International	MXN	71,236,140	USD	3,720,000	(127,785)

09/06/2023	Goldman Sachs International	IDR	132,936,000,000	USD	8,700,000	(171,310)

09/19/2023	Goldman Sachs International	HUF	1,512,000,000	USD	3,937,500	(174,929)

09/19/2023	Goldman Sachs International	USD	3,929,063	EUR	3,571,875	(21,800)

09/29/2023	Goldman Sachs International	SEK	50,008,935	USD	4,530,000	(325,557)

09/29/2023	Goldman Sachs International	USD	3,600,000	SEK	37,011,600	(6,403)

10/16/2023	Goldman Sachs International	AUD	1,575,000	USD	996,975	(63,228)

10/16/2023	Goldman Sachs International	NZD	3,500,000	USD	1,958,250	(227,869)

11/16/2023	Goldman Sachs International	MXN	47,483,500	USD	2,300,000	(222,056)

11/20/2023	Goldman Sachs International	BRL	9,996,480	USD	1,728,000	(164,154)

04/04/2023	HSBC Holdings PLC	BRL	491,713,040	USD	95,614,954	(1,399,526)

06/21/2023	HSBC Holdings PLC	CNY	51,412,097	USD	7,493,774	(34,943)

06/21/2023	HSBC Holdings PLC	PEN	40,810,000	USD	10,695,285	(95,207)

04/04/2023	J.P. Morgan Chase Bank, N.A.	BRL	473,563,040	USD	92,681,070	(752,432)

05/03/2023	J.P. Morgan Chase Bank, N.A.	BRL	350,890,000	USD	67,246,716	(1,645,222)

06/21/2023	J.P. Morgan Chase Bank, N.A.	COP	46,823,548,650	USD	9,676,486	(221,452)

06/21/2023	J.P. Morgan Chase Bank, N.A.	EUR	6,898,313	USD	7,387,000	(127,076)

06/21/2023	J.P. Morgan Chase Bank, N.A.	INR	646,990,350	USD	7,831,012	(14,142)

06/21/2023	J.P. Morgan Chase Bank, N.A.	KRW	9,698,761,650	USD	7,387,000	(70,947)

06/21/2023	J.P. Morgan Chase Bank, N.A.	ZAR	271,960,263	USD	14,783,000	(388,092)

07/05/2023	J.P. Morgan Chase Bank, N.A.	JPY	1,777,539,900	USD	13,555,038	(14,176)

07/05/2023	J.P. Morgan Chase Bank, N.A.	USD	13,544,129	EUR	12,390,000	(37,704)

07/12/2023	J.P. Morgan Chase Bank, N.A.	HUF	632,625,000	USD	1,622,115	(129,881)

03/20/2024	J.P. Morgan Chase Bank, N.A.	CNY	25,585,000	USD	3,786,318	(17,961)

06/07/2023	Morgan Stanley and Co. International PLC	MXN	18,333,000	USD	900,000	(104,854)

06/21/2023	Morgan Stanley and Co. International PLC	AUD	10,190,000	USD	6,754,442	(76,411)

06/21/2023	Morgan Stanley and Co. International PLC	EUR	63,942,925	USD	67,803,159	(1,847,495)

06/21/2023	Morgan Stanley and Co. International PLC	GBP	54,416,440	USD	64,534,563	(2,696,212)

06/21/2023	Morgan Stanley and Co. International PLC	PLN	43,810,000	USD	9,819,486	(281,532)

07/13/2023	Morgan Stanley and Co. International PLC	BRL	67,328,000	USD	12,800,000	(240,018)

07/13/2023	Morgan Stanley and Co. International PLC	COP	6,247,755,000	USD	1,275,000	(39,866)

09/22/2023	Morgan Stanley and Co. International PLC	CNY	33,369,360	USD	4,890,000	(27,408)

09/29/2023	Morgan Stanley and Co. International PLC	USD	420,000	COP	2,013,900,000	(2,908)

06/21/2023	Royal Bank of Canada	CAD	10,023,188	USD	7,373,510	(52,234)

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
06/21/2023	Royal Bank of Canada	USD	5,792,083	JPY	756,573,000	$(28,707)

04/28/2023	Standard Chartered Bank PLC	USD	9,000,000	THB	301,725,000	(153,457)

05/15/2023	Standard Chartered Bank PLC.	AUD	2,100,000	USD	1,387,050	(18,761)

Subtotal–Depreciation						(16,554,413)

Total Forward Foreign Currency Contracts						$(4,689,730)

	Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)%	Quarterly	12/20/2027	4.688%	USD	9,900,000	$(157,727)	$(108,999)	$ 48,728
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2027	2.061	USD	3,000,000	157,323	126,588	(30,735)
Markit iTraxx Europe Index, Series 37, Version 1	Sell	1.00	Quarterly	06/20/2027	0.710	EUR	3,225,000	(30,342)	(39,676)	(9,334)
Societe Generale	Sell	1.00	Quarterly	06/20/2027	1.104	EUR	4,500,000	4,104	(24,840)	(28,944)
South Africa Republic International Bonds	Sell	1.00	Quarterly	12/20/2027	2.569	USD	2,100,000	(126,284)	(130,406)	(4,122)
Subtotal - Depreciation								4,801	(68,334)	(73,135)
Total Centrally Cleared Credit Default Swap Agreements								$(152,926)	$(177,333)	$ (24,407)

(a)	Centrally cleared swap agreements collateralized by $15,127,012 cash held with Counterparties.
(b)

Implied credit spreads represent the current level, as of March 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	SONIA	Annually	4.24%	Annually	05/30/2025	GBP	50,640,000	$–	$2,126	$2,126
Pay	SONIA	Annually	4.25	Annually	06/02/2025	GBP	21,186,000	–	5,161	5,161
Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	4,050,000,000	–	5,196	5,196
Receive	3 Month CZK PRIOBR	Quarterly	(7.02)	Annually	02/10/2024	CZK	310,000,000	–	17,532	17,532
Receive	CPURNSA	At Maturity	(2.44)	At Maturity	01/18/2033	USD	1,800,000	–	25,954	25,954
Pay	28 Day MXN TIIE	28 days	9.25	28 days	02/10/2025	MXN	322,500,000	–	47,623	47,623
Pay	28 Day MXN TIIE	28 days	9.40	28 days	02/10/2025	MXN	337,500,000	–	74,171	74,171
Pay	28 Day MXN TIIE	28 days	9.13	28 days	02/11/2028	MXN	69,900,000	–	85,235	85,235
Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	48,800,000	200	107,884	107,684
Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	50,750,000	–	113,732	113,732
Pay	3 Month CDOR	Semi-Annually	3.99	Semi-Annually	02/13/2025	CAD	107,250,000	–	126,234	126,234
Receive	3 Month JIBAR	Quarterly	(6.63)	Quarterly	02/11/2031	ZAR	24,250,000	–	166,432	166,432
Pay	SOFR	Annually	3.37	Annually	12/15/2032	USD	12,780,000	–	176,653	176,653
Receive	FBIL Overnight MIBOR	Semi-Annually	(5.65)	Semi-Annually	02/17/2027	INR	787,500,000	–	214,741	214,741
Pay	3 Month CDOR	Semi-Annually	4.15	Semi-Annually	02/14/2025	CAD	107,250,000	–	243,475	243,475
Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/29/2031	ZAR	51,000,000	–	336,781	336,781
Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/27/2031	ZAR	52,000,000	–	343,279	343,279
Receive	28 Day MXN TIIE	28 days	(8.35)	28 days	03/06/2025	MXN	236,250,000	–	401,080	401,080

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	3 Month JIBAR	Quarterly	(7.32)%	Quarterly	07/15/2031	ZAR	86,900,000	$–	$440,462	$440,462

Pay	6 Month EURIBOR	Semi-Annually	3.74	Annually	03/14/2025	EUR	87,498,000	–	497,802	497,802

Pay	SOFR	Annually	3.77	Annually	08/09/2033	USD	82,410,000	(19,373)	4,445,025	4,464,398

Subtotal – Appreciation								(19,173)	7,876,578	7,895,751

Interest Rate Risk

Pay	6 Month EURIBOR	Semi-Annually	2.55	Annually	04/24/2034	EUR	16,200,000	365	(509,219)	(509,584)

Receive	SOFR	At Maturity	(4.20)	At Maturity	02/16/2025	USD	80,250,000	–	(465,190)	(465,190)

Pay	BZDIOVRA	At Maturity	11.30	At Maturity	01/02/2026	BRL	77,898,113	–	(407,794)	(407,794)

Receive	SOFR	At Maturity	(4.00)	At Maturity	02/15/2025	USD	80,250,000	–	(315,011)	(315,011)

Pay	BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	24,429,011	–	(273,581)	(273,581)

Pay	BZDIOVRA	At Maturity	11.72	At Maturity	01/02/2026	BRL	74,577,074	–	(216,647)	(216,647)

Receive	CLICP	Semi-Annually	(6.30)	Semi-Annually	03/09/2028	CLP	5,625,000,000	–	(212,039)	(212,039)

Pay	SOFR	Annually	2.94	Annually	04/24/2034	USD	33,750,000	–	(211,989)	(211,989)

Receive	FBIL Overnight MIBOR	Semi-Annually	(7.02)	Semi-Annually	05/25/2027	INR	562,500,000	–	(196,381)	(196,381)

Receive	COOVIBR	Quarterly	(9.86)	Quarterly	09/09/2032	COP	10,800,000,000	–	(176,342)	(176,342)

Receive	3 Month COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	18,255,000,000	–	(151,000)	(151,000)

Receive	6 Month WIBOR	Semi-Annually	(7.61)	Annually	09/21/2024	PLN	37,800,000	–	(101,835)	(101,835)

Receive	COOVIBR	Quarterly	(11.46)	Quarterly	11/01/2024	COP	41,250,000,000	–	(101,310)	(101,310)

Receive	COOVIBR	Quarterly	(9.85)	Quarterly	07/21/2032	COP	5,147,000,000	–	(84,390)	(84,390)

Receive	COOVIBR	Quarterly	(9.71)	Quarterly	07/21/2032	COP	5,285,000,000	–	(76,970)	(76,970)

Receive	COOVIBR	Quarterly	(9.06)	Quarterly	05/16/2032	COP	11,100,000,000	–	(58,672)	(58,672)

Receive	COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	10,900,000,000	–	(52,718)	(52,718)

Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	11,600,000,000	–	(33,057)	(33,057)

Pay	NFIX3FRA	Quarterly	4.37	Semi-Annually	03/23/2028	NZD	16,200,000	–	(21,755)	(21,755)

Subtotal – Depreciation								365	(3,665,900)	(3,666,265)

Total Centrally Cleared Interest Rate Swap Agreements								$(18,808)	$4,210,678	$4,229,486

(a)	Centrally cleared swap agreements collateralized by $15,127,012 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Barclays Bank PLC	Dominican Republic International Bonds	Sell	1.00%	Quarterly	06/20/2028	3.125%	USD	1,500,000	$(143,889)	$(140,847)	$3,042
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00	Quarterly	12/20/2024	0.522	EUR	1,250,000	8,501	10,901	2,400
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	06/20/2027	1.850	EUR	2,250,000	66,566	79,886	13,320
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 30, Version 1	Sell	1.00	Quarterly	12/20/2023	5.475	EUR	7,500,000	(589,370)	(257,453)	331,917
Subtotal–Appreciation									(658,192)	(307,513)	350,679
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.886	EUR	1,250,000	5,522	(2,594)	(8,116)
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	3.369	EUR	2,900,000	132,973	85,315	(47,658)
Goldman Sachs International	Markit CDX North America High Yield Index, Series 39,Version 1	Sell	5.00	Quarterly	12/20/2027	3.505	USD	7,500,000	588,582	466,568	(122,014)
Subtotal–Depreciation									727,077	549,289	(177,788)
Total Open Over-The-Counter Credit Default Swap Agreements									$68,885	$241,776	$172,891

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,093,000.
(b)

Implied credit spreads represent the current level, as of March 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

AUD	–Australian Dollar
BRL	–Brazilian Real
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CAD	–Canadian Dollar
CDOR	–Canadian Dealer Offered Rate
CLICP	–Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CZK	–Czech Koruna
EUR	–Euro
EURIBOR	–Euro Interbank Offered Rate
FBIL	–Financial Benchmarks India Private Ltd.
GBP	–British Pound Sterling
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
JPY	–Japanese Yen
KRW	–South Korean Won
MIBOR	–Mumbai Interbank Offered Rate
MXN	–Mexican Peso
NOK	–Norwegian Krone
NZD	–New Zealand Dollar
PEN	–Peruvian Sol
PLN	–Polish Zloty
SEK	–Swedish Krona
SGD	–Singapore Dollar
SOFR	–Secured Overnight Financing Rate
SONIA	–Sterling Overnight Index Average
THB	–Thai Baht
TIIE	–Interbank Equilibrium Interest Rate
TONAR	–Tokyo Overnight Average Rate
USD	–U.S. Dollar
WIBOR	–Warsaw Interbank Offered Rate
ZAR	–South African Rand

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

March 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

    Level 1 - Prices are determined using quoted prices in an active market for identical assets.

    Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

    Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$265,828,516	$–	$265,828,516

Non-U.S. Dollar Denominated Bonds & Notes	–	241,563,173	–	241,563,173

Asset-Backed Securities	–	55,533,239	939,957	56,473,196

U.S. Treasury Securities	–	48,040,112	–	48,040,112

Agency Credit Risk Transfer Notes	–	16,754,748	–	16,754,748

Common Stocks & Other Equity Interests	7,970,623	206,593	1,197,338	9,374,554

Variable Rate Senior Loan Interests	–	2,651,108	–	2,651,108

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	2,582,419	–	2,582,419

Preferred Stocks	–	1,594,844	18,105	1,612,949

Money Market Funds	42,085,755	19,196,979	–	61,282,734

Options Purchased	–	10,913,354	–	10,913,354

Total Investments in Securities	50,056,378	664,865,085	2,155,400	717,076,863

Other Investments - Assets*

Futures Contracts	2,722,260	–	–	2,722,260

Forward Foreign Currency Contracts	–	11,864,683	–	11,864,683

Swap Agreements	–	8,295,158	–	8,295,158

	2,722,260	20,159,841	–	22,882,101

Other Investments - Liabilities*

Futures Contracts	(689,981)	–	–	(689,981)

Forward Foreign Currency Contracts	–	(16,554,413)	–	(16,554,413)

Options Written	–	(30,403,887)	–	(30,403,887)

Swap Agreements	–	(3,917,188)	–	(3,917,188)

	(689,981)	(50,875,488)	–	(51,565,469)

Total Other Investments	2,032,279	(30,715,647)	–	(28,683,368)

Total Investments	$52,088,657	$634,149,438	$2,155,400	$688,393,495

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

                                 Invesco V.I. Global Strategic Income Fund